Convertible redeemable preferred shares - Fair value using the binomial option pricing model (Details)	Dec. 10, 2020 $ / shares
Fair value of Series A1 Preferred Shares (US$)
Convertible redeemable preferred shares
Fair Value Measurement Input	1.8517
Risk-free interest rate
Convertible redeemable preferred shares
Fair Value Measurement Input	0.0020
Expected volatility
Convertible redeemable preferred shares
Fair Value Measurement Input	0.6845